Schedule of Notes Payable (Details) (Parenthetical) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Total notes payable	$ 760,743		$ 817,519	$ 319,667
Debt forgiven amount	8,000		184,775
Amortization of debt discount	$ 476,891	$ 19,906	$ 30,316	39,922
Unsecured Note Payable To Individual Investors [Member]
Short-term Debt [Line Items]
Debt instrument interest rate	8.00%		800.00%
Debt instrument payment terms	principal payments equal to 1/12 of original balance plus interest due quarterly		principal payments equal to 1/12 of original balance plus interest due quarterly
Debt instrument maturity date, description			due from dates ranging from August 9, 2020 to March 26, 2021
Shares issued during period as incentive for loans					24,050	24,050
Shares issued during period as incentive for loans, value recorded as discount					$ 119,875	$ 119,875
Amortization of debt discount					$ 119,875	$ 119,875
Interest expense	$ 1,973	$ 19,906	$ 30,316	$ 39,922
Unamortized debt discount	$ 0		$ 193
Unsecured Note Payable To Individual Investors [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument maturity date	Aug. 09, 2020		Aug. 09, 2020	Aug. 09, 2020
Unsecured Note Payable To Individual Investors [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument maturity date	Mar. 26, 2021		Mar. 26, 2021	Mar. 26, 2021
Note payable to the Small Business Administration [Member]
Short-term Debt [Line Items]
Debt instrument interest rate	3.75%		3.75%
Note Payable to Small Business Administration [Member]
Short-term Debt [Line Items]
Debt instrument payment terms	requires monthly payments of $731 after 24 months from funding		requires monthly payments of $731 after 12 months from funding
Debt instrument maturity date, description	due 30 years from the date of issuance.		due 30 years from the date of issuance.
Paycheck Protection Program [Member]
Short-term Debt [Line Items]
Debt instrument interest rate	1.00%		1.00%
Debt instrument payment terms	The loan has terms of 24 months		The loan has terms of 24 months
Debt instrument maturity date, description			184,775 of this loan has been forgiven as provided for in the CARES Act.
Total notes payable	$ 192,775
Debt forgiven amount	$ 184,775
Notes Payable to Finance Company [Member]
Short-term Debt [Line Items]
Debt instrument interest rate	14.00%		14.00%
Debt instrument payment terms			monthly principal payments ranging from $10,000 to $40,000
Debt instrument maturity date	Dec. 15, 2021		Dec. 15, 2021
Debt instrument maturity date, description			principal due on December 15, 2021
Notes Payable to Finance Company [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt monthly principal payments	$ 10,000
Notes Payable to Finance Company [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt monthly principal payments	$ 40,000